Leases - Schedule of Supplemental information and Weighted-average Remaining Lease Terms and Discount (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Schedule of Supplemental information and Weighted-average Remaining Lease Terms and Discount [Abstract]
Right-of-use asset	$ 191,469	$ 200,204
Amortization of right-of-use asset	(168,515)	(112,446)
Right-of-use asset, net	22,954	87,758
Lease liability, current	19,450	60,984
Lease liability, non-current		20,555
Total lease liability	19,450	81,539
Operating lease expenses excluding short-term lease expenses	64,345	67,417
Total operating lease expenses	$ 64,345	$ 67,417
Weighted-average remaining lease terms (in years)	3 months 18 days	1 year 3 months 18 days
Weighted-average discount rate	1.67%	1.67%